Loss Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2023
Loss Per Share Attributable To Ordinary Equity Holders of The Parent [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
8.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 25,440,000, 25,440,000 and 43,342,068 in issue during the years ended December 31, 2021, 2022 and 2023, respectively.

The calculation of the basic loss per share amount is based on the loss for the years attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares in issue or deemed to be in issue during the year ended December 31, 2021, 2022 and 2023.

Basic loss per share is computed on the basis of the weighted average number of ordinary shares outstanding during the period of the financial statements.

Diluted loss per share of ordinary stock is computed on the basis of the weighted average number of shares of ordinary stock and dilutive securities (such as stock options and convertible securities) outstanding. As of December 31, 2021 the Company had 62,967,406 dilutive shares consisting of 57,543,414 relating to convertible preferred stock and 5,423,992 relating to options. As of December 31, 2022 the Company had 64,300,522 dilutive shares consisting of 57,543,414 relating to convertible preferred stock and 6,757,108 relating to options. As of December 31, 2023 the Company had 3,869,554 dilutive shares relating to options. Dilutive securities that have an anti-dilutive effect on diluted loss per share are excluded from the calculation.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2021, 2022 and 2023 in respect of a dilution as the impact of the outstanding share options, restricted stock units and warrant liability had an anti-dilutive effect on the basic loss per share amounts presented.